SHARE-BASED COMPENSATION - Plan Information On Outstanding and Exercisable Awards (Details) $ / shares in Units, ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽) shares
Awards Outstanding
Number outstanding (in shares)	18,979,272
Average Remaining Contractual Life	8 years 7 months 13 days	8 years 7 months 13 days
Aggregate Intrinsic Value | $	$ 1,215.4
Awards Exercisable
Number exercisable (in shares)	7,178,799
Average Remaining Contractual Life	8 years 2 months 4 days	8 years 2 months 4 days
Aggregate Intrinsic Value | $	$ 429.3
2018 plan
Awards Outstanding
Number outstanding (in shares)	2,720
Average Remaining Contractual Life	8 years 4 months 2 days	8 years 4 months 2 days
Awards Exercisable
Number exercisable (in shares)	749
Average Remaining Contractual Life	8 years 2 months 1 day	8 years 2 months 1 day
Options
Awards Outstanding
Number outstanding (in shares)	2,770,054		3,314,842
Average Remaining Contractual Life	7 years 8 months 12 days	7 years 8 months 12 days
Aggregate Intrinsic Value | $	$ 85.5
Awards Exercisable
Number exercisable (in shares)	1,705,708
Average Remaining Contractual Life	7 years 5 months 12 days	7 years 5 months 12 days
Aggregate Intrinsic Value | $	$ 51.8
Options | 2018 plan
Awards Outstanding
Number outstanding (in shares)			179,522
SARs
Awards Outstanding
Number outstanding (in shares)	101,100		126,100
Average Remaining Contractual Life	2 years 6 months 14 days	2 years 6 months 14 days
Aggregate Intrinsic Value | $	$ 3.7
Awards Exercisable
Number exercisable (in shares)	101,100
Average Remaining Contractual Life	2 years 6 months 14 days	2 years 6 months 14 days
Aggregate Intrinsic Value | $	$ 3.7
RSUs
Awards Outstanding
Number outstanding (in shares)	15,889,959		12,801,232
Average Remaining Contractual Life	8 years 9 months 18 days	8 years 9 months 18 days
Aggregate Intrinsic Value | $	$ 1,105.6
Awards Exercisable
Number exercisable (in shares)	5,371,991
Average Remaining Contractual Life	8 years 6 months 3 days	8 years 6 months 3 days
Aggregate Intrinsic Value | $	$ 373.8
RSUs | 2018 plan
Awards Outstanding
Number outstanding (in shares)	2,720		271,542
Average Remaining Contractual Life	8 years 4 months 2 days	8 years 4 months 2 days
Awards Exercisable
Number exercisable (in shares)	749
Average Remaining Contractual Life	8 years 2 months 1 day	8 years 2 months 1 day
PSUs
Awards Outstanding
Number outstanding (in shares)	218,159
Average Remaining Contractual Life	9 years 10 months 13 days	9 years 10 months 13 days
Aggregate Intrinsic Value | $	$ 20.6
Options and RSUs | 2018 plan
SHARE-BASED COMPENSATION
Total intrinsic value of options	8.2	₽ 603	₽ 90
Total fair value of options	$ 16.5	₽ 1,220	₽ 1,405
$36.62 | Options
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share) | $ / shares	$ 36.62
Awards Outstanding
Number outstanding (in shares)	1,068,554
Average Remaining Contractual Life	8 years 7 months 2 days	8 years 7 months 2 days
Aggregate Intrinsic Value | $	$ 35.2
Awards Exercisable
Number exercisable (in shares)	400,708
Average Remaining Contractual Life	8 years 7 months 2 days	8 years 7 months 2 days
Aggregate Intrinsic Value | $	$ 13.2
$40.00 | Options
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share) | $ / shares	$ 40.00
Awards Outstanding
Number outstanding (in shares)	1,701,500
Average Remaining Contractual Life	7 years 1 month 17 days	7 years 1 month 17 days
Aggregate Intrinsic Value | $	$ 50.3
Awards Exercisable
Number exercisable (in shares)	1,305,000
Average Remaining Contractual Life	7 years 1 month 6 days	7 years 1 month 6 days
Aggregate Intrinsic Value | $	$ 38.6
$20.99 | SARs
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share) | $ / shares	$ 20.99
Awards Outstanding
Number outstanding (in shares)	1,100
Average Remaining Contractual Life	10 months 28 days	10 months 28 days
Awards Exercisable
Number exercisable (in shares)	1,100
Average Remaining Contractual Life	10 months 28 days	10 months 28 days
$32.85 | SARs
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share) | $ / shares	$ 32.85
Awards Outstanding
Number outstanding (in shares)	100,000
Average Remaining Contractual Life	2 years 6 months 21 days	2 years 6 months 21 days
Aggregate Intrinsic Value | $	$ 3.7
Awards Exercisable
Number exercisable (in shares)	100,000
Average Remaining Contractual Life	2 years 6 months 21 days	2 years 6 months 21 days
Aggregate Intrinsic Value | $	$ 3.7